united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright St., Suite 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2019

Absolute Capital Asset Allocator Fund
Class A Shares (AAMAX)
Institutional Class Shares (AAMIX)
Investor Class Shares (AAMCX)

Absolute Capital Defender Fund
Class A Shares (ACMAX)
Institutional Class Shares (ACMIX)
Investor Class Shares (ACMDX)

1-877-594-1249
www.abscapfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.abscapfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Absolute Capital Asset Allocator Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, compared to its benchmarks:

			Annualized
				Since Inception
	Six Months	One Year	Three Year	December 18, 2015
Absolute Capital Asset Allocator Fund - Class A	(4.76)%	(0.33)%	5.91%	4.39%
Absolute Capital Asset Allocator Fund - Class A with load **	(10.23)%	(6.07)%	3.85%	2.52%
Absolute Capital Asset Allocator Fund - Institutional Class	(4.76)%	(0.33)%	5.91%	4.39%
Absolute Capital Asset Allocator Fund - Investor Class	(5.02)%	(0.99)%	5.17%	3.68%
S&P 500 Total Return Index ***	(1.72)%	9.50%	13.51%	13.41%
Barclays Aggregate Bond Index ****	4.63%	4.48%	2.03%	2.70%
MSCI EAFE Index *****	(3.81)%	(3.71)%	7.27%	6.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 2.67%, 2.43%, and 3.43% for Class A, Institutional Class, and Investor Class, respectively per the Fund’s Prospectus dated February 1, 2019. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

*****	MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Holdings by type of investment as of March 31, 2019	% of Net Assets
Exchange Traded Funds:
Debt Funds	40.2%
Equity Funds	36.4%
Commodity Fund	4.7%
Common Stocks	3.3%
Other Assets Less Liabilities	15.4%
100.0%

Please refer to the Portfolio of Investments that follows in this semi-annual report for a detailed listing of the Fund’s holdings.

Absolute Capital Defender Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, compared to its benchmarks:

			Annualized
				Since Inception
	Six Months	One Year	Three Year	December 18, 2015
Absolute Capital Defender Fund - Class A	(4.64)%	(0.56)%	4.66%	2.50%
Absolute Capital Defender Fund - Class A with load **	(10.12)%	(6.26)%	2.60%	0.67%
Absolute Capital Defender Fund - Institutional Class	(4.64)%	(0.56)%	4.66%	2.50%
Absolute Capital Defender Fund - Investor Class	(5.10)%	(1.35)%	3.85%	1.74%
S&P 500 Total Return Index ***	(1.72)%	9.50%	13.51%	13.41%
Barclays Aggregate Bond Index ****	4.63%	4.48%	2.03%	2.70%
MSCI EAFE Index *****	(3.81)%	(3.71)%	7.27%	6.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 2.76%, 2.51%, and 3.51% for Class A, Institutional Class and Investor Class, respectively per the Fund’s Prospectus dated February 1, 2019. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

*****	MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Holdings by type of investment as of March 31, 2019	% of Net Assets
Exchange Traded Funds:
Debt Funds	37.2%
Equity Funds	28.5%
Commodity Fund	5.7%
Common Stocks	2.0%
Other Assets Less Liabilities	26.6%
100.0%

Please refer to the Portfolio of Investments that follows in this semi-annual report for a detailed listing of the Fund’s holdings.

Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 3.3%
	BEVERAGES - 0.8%
1,500	Anheuser-Busch InBev SA/NV - ADR	$125,955

	FOOD - 0.8%
2,500	General Mills, Inc.	129,375

	PHARMACEUTICALS - 1.0%
3,100	Cardinal Health, Inc.	149,265

	TELECOMMUNICATIONS - 0.7%
3,300	AT&T, Inc.	103,488

	TOTAL COMMON STOCKS (Cost - $489,979)	508,083

	EXCHANGE TRADED FUNDS - 81.3%
	COMMODITY FUND - 4.7%
56,100	SPDR Gold Minishares ETF *	724,251

	DEBT FUNDS - 40.2%
44,000	Invesco BulletShares 2019 High Yield Corporate Bond ETF	1,056,000
48,700	Invesco BulletShares 2020 High Yield Corporate Bond ETF	1,172,696
30,000	Invesco BulletShares 2021 High Yield Corporate Bond ETF	741,300
20,000	iShares 0-5 Year Investment Grade Corporate Bond ETF	1,009,000
19,100	iShares Short-Term Corporate Bond ETF	1,008,862
13,200	Janus Henderson Short Duration Income ETF	656,172
5,900	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	599,204
		6,243,234
	EQUITY FUNDS - 36.4%
2,900	Consumer Discretionary Select Sector SPDR Fund	330,165
1,300	Invesco QQQ Trust Series 1	233,558
5,200	Invesco S&P 500 Equal Weight Health Care ETF	1,026,376
2,300	iShares Core S&P Small-Cap ETF	177,445
2,200	iShares Russell Mid-Cap Growth ETF	298,474
3,700	iShares Russell Top 200 Growth ETF	304,251
12,300	Schwab US Dividend Equity ETF	643,044
3,800	SPDR S&P Regional Banking ETF	195,092
8,600	Vanguard Dividend Appreciation ETF	942,904
1,200	Vanguard S&P 500 ETF	311,448
9,200	Vanguard Utilities ETF	1,192,320
		5,655,077

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,541,751)	12,622,562

	TOTAL INVESTMENTS - 84.6% (Cost - $13,031,730)	$13,130,645
	OTHER ASSETS LESS LIABILITIES - 15.4%	2,385,951
	NET ASSETS - 100.0%	$15,516,596

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

*	Non-Income Producing Security

See accompanying notes to financial statements.

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 2.0%
	BEVERAGES - 0.5%
900	Anheuser-Busch InBev SA/NV - ADR	$75,573

	FOOD - 0.4%
1,200	General Mills, Inc.	62,100

	PHARMACEUTICALS - 0.6%
1,900	Cardinal Health, Inc.	91,485

	TELECOMMUNICATIONS - 0.5%
2,500	AT&T, Inc.	78,400

	TOTAL COMMON STOCKS (Cost - $299,293)	307,558

	EXCHANGE TRADED FUNDS - 71.4%
	COMMODITY FUND - 5.7%
67,100	SPDR Gold Minishares ETF *	866,261

	DEBT FUNDS - 37.2%
50,000	Invesco BulletShares 2019 High Yield Corporate Bond ETF	1,200,000
40,000	Invesco BulletShares 2020 High Yield Corporate Bond ETF	963,200
25,000	Invesco BulletShares 2021 High Yield Corporate Bond ETF	617,750
22,000	iShares 0-5 Year Investment Grade Corporate Bond ETF	1,109,900
21,000	iShares Short-Term Corporate Bond ETF	1,109,220
9,000	Janus Henderson Short Duration Income ETF	447,390
1,900	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	192,964
		5,640,424
	EQUITY FUNDS - 28.5%
2,000	Consumer Discretionary Select Sector SPDR Fund	227,700
1,200	Invesco QQQ Trust Series 1 ETF	215,592
4,000	Invesco S&P 500 Equal Weight Health Care ETF	789,520
1,000	iShares Core S&P Small-Cap ETF	77,150
1,500	iShares Russell Mid-Cap Growth ETF	203,505
2,500	iShares Russell Top 200 Growth ETF	205,575
8,900	Schwab US Dividend Equity ETF	465,292
700	SPDR S&P Regional Banking ETF	35,938
6,100	Vanguard Dividend Appreciation ETF	668,804
1,000	Vanguard S&P 500 ETF	259,540
9,000	Vanguard Utilities ETF	1,166,400
		4,315,016

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,721,465)	10,821,701

	TOTAL INVESTMENTS - 73.4% (Cost - $11,020,758)	$11,129,259
	OTHER ASSETS LESS LIABILITIES - 26.6%	4,029,777
	NET ASSETS - 100.0%	$15,159,036

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

*	Non-Income Producing Security

See accompanying notes to financial statements.

Absolute Funds
Statements Of Assets and Liabilities (Unaudited)
March 31, 2019

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
ASSETS
Investment securities, at cost	$13,031,730	$11,020,758
Investment securities, at value	$13,130,645	$11,129,259
Cash and cash equivalents	2,402,771	4,044,180
Receivable for Fund shares sold	647	180
Dividends and interest receivable	7,901	7,117
Prepaid expenses and other assets	14,956	20,543
TOTAL ASSETS	15,556,920	15,201,279

LIABILITIES
Fund shares redeemed	598	240
Payable to Advisor	5,843	3,166
Distribution fees (12b-1) payable	12,254	8,023
Audit Fee	7,998	7,998
Legal Fee	3,045	3,734
Payable to Related Parties	10,189	16,594
Accrued expenses and other liabilities	397	2,488
TOTAL LIABILITIES	40,324	42,243
NET ASSETS	$15,516,596	$15,159,036

Net Assets Consist Of:
Paid in capital	$15,665,318	$15,547,196
Accumulated losses	(148,722)	(388,160)
NET ASSETS	$15,516,596	$15,159,036

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$1,991,246	$7,848,244
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	203,320	801,290
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.79	$9.79
Maximum offering price per share (maximum sales charge of 5.75%)	$10.39	$10.39
Institutional Class Shares:
Net Assets	$11.52	$10.85
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1.18	1.11
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.79	$9.80
Investor Class Shares:
Net Assets	$13,525,339	$7,310,781
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,412,440	763,095
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.58	$9.58

(a)	NAV may not recalculate due to rounding of shares

See accompanying notes to financial statements.

Absolute Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2019

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund

INVESTMENT INCOME
Dividends	$167,995	$152,877
Interest	13,414	18,626
TOTAL INVESTMENT INCOME	181,409	171,503

EXPENSES
Investment advisory fees	75,630	76,546
Distribution (12b-1) fees:
Class A	2,423	9,709
Investor Class	65,937	37,709
Administrative services fees	15,027	15,256
Transfer agent fees	14,192	14,192
Accounting services fees	12,304	12,762
Registration fees	13,725	12,400
Audit fees	7,612	7,611
Trustees fees and expenses	10,402	10,402
Compliance officer fees	6,448	5,991
Printing and postage expenses	1,697	1,467
Legal fees	8,508	8,508
Third party administrative servicing fees	2,070	1,063
Custodian fees	2,588	2,588
Insurance expense	204	20
TOTAL EXPENSES	238,767	216,224

Less: Fees waived by the Advisor	(41,876)	(38,693)
NET EXPENSES	196,891	177,531

NET INVESTMENT LOSS	(15,482)	(6,028)

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized loss from investments	(231,941)	(490,394)
Net change in unrealized depreciation of investments	(552,769)	(276,698)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(784,710)	(767,092)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(800,192)	$(773,120)

See accompanying notes to financial statements.

Absolute Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital Asset Allocator Fund		Absolute Capital Defender Fund
	Six Months Ended		Six Months Ended
	March 31, 2019	Year Ended	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018	(Unaudited)	September 30, 2018
FROM OPERATIONS
Net investment loss	$(15,482)	$(112,374)	$(6,028)	$(72,246)
Distributions received from underlying investment companies	—	14,787	—	7,610
Net realized gain/(loss) from investments	(231,941)	1,644,623	(490,394)	1,032,890
Net change in unrealized appreciation/(depreciation) on investments	(552,769)	(470,892)	(276,698)	(252,502)
Net increase/(decrease) in net assets resulting from operations	(800,192)	1,076,144	(773,120)	715,752

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(111,476)	—	(163,833)
Institutional Class	—	— (a)	—	— (a)
Investor Class	—	(521,391)	—	(195,698)
Total distributions paid*
Class A	(196,571)	—	(486,581)	—
Institutional Class	(1)	—	(1)	—
Investor Class	(1,350,592)	—	(481,289)	—
Net decrease in net assets from distributions to shareholders	(1,547,164)	(632,867)	(967,871)	(359,531)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	189,355	558,315	1,099,066	3,244,924
Investor Class	1,629,621	2,205,992	1,235,573	3,121,582
Net asset value of shares issued in reinvestment of distributions:
Class A	194,967	108,103	472,137	153,813
Institutional Class	1	— (a)	1	— (a)
Investor Class	1,349,028	520,285	478,594	194,957
Payments for shares redeemed
Class A	(134,124)	(1,737,701)	(401,734)	(2,517,161)
Investor Class	(1,445,114)	(3,234,418)	(1,260,217)	(2,462,150)
Net increase/(decrease) in net assets from capital share transactions	1,783,734	(1,579,424)	1,623,420	1,735,965

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(563,622)	(1,136,147)	(117,571)	2,092,186

NET ASSETS
Beginning of Year	16,080,218	17,216,365	15,276,607	13,184,421
End of Year **	$15,516,596	$16,080,218	$15,159,036	$15,276,607

* Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

** Net Assets - End of Year includes distributions in excess of net investment income of $0 and $0, respectively, as of September 30, 2018.

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	18,636	50,072	105,094	301,486
Shares Reinvested	20,964	9,757	50,068	14,429
Shares Redeemed	(13,450)	(155,711)	(40,399)	(234,311)
Net increase/(decrease) in shares outstanding	26,150	(95,882)	114,763	81,604

Institutional Class
Shares Reinvested	— (b)	— (b)	— (b)	— (b)
Net increase in shares outstanding	—	—	—	—

Investor Class
Shares Sold	161,650	197,934	123,587	295,354
Shares Reinvested	148,082	47,471	51,796	18,497
Shares Redeemed	(141,942)	(289,935)	(130,162)	(228,922)
Net increase/(decrease) in shares outstanding	167,790	(44,530)	45,221	84,929

(a)	Distributions/Reinvestment were less than $1.

(b)	Distributions/Reinvestment were less than 1 share.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Asset Allocator Fund
	Class A
	Six Months Ended					Period Ended
	March 31, 2019		Year Ended		Year Ended	September 30, 2016
	(Unaudited)		September 30, 2018		September 30, 2017	(1)

Net Asset Value, Beginning of Period	$11.47		$11.10		$10.16	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.02		(0.00	) (9)	0.06	0.04
Net realized and unrealized gain/(loss) on investments	(0.61)		0.78		1.03	0.12
Total from investment operations	(0.59)		0.78		1.09	0.16
Less distributions from:
Net investment income	—		—		(0.04)	—
Net realized gains	(1.09)		(0.41)		(0.11)	—
Total distributions	(1.09)		(0.41)		(0.15)	—
Net Asset Value, End of Period	$9.79		$11.47		$11.10	$10.16
Total Return (3)	(4.76	)% (4)	7.19%		10.89%	1.60	% (4)
Net Assets, At End of Period (000s)	$1,991		$2,033		$3,031	$2,243
Ratio of gross expenses to average net assets (5,7)	2.50	% (6)	2.43%		2.43%	4.47	% (6)
Ratio of net expenses to average net assets (7)	1.95	% (6)	1.95%		1.95%	1.95	% (6)
Ratio of net investment income/(loss) to average net assets (7,8)	0.45	% (6)	(0.04)%		0.57%	0.47	% (6)
Portfolio Turnover Rate	52	% (4)	217%		144%	52	% (4)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Asset Allocator Fund
	Institutional Class
	Six Months Ended				Period Ended
	March 31, 2019		Year Ended	Year Ended	September 30, 2016
	(Unaudited)		September 30, 2018	September 30, 2017	(1)

Net Asset Value, Beginning of Period	$11.48		$11.10	$10.16	$10.00
Activity from investment operations:
Net investment income (2)	0.11		0.20	0.07	0.02
Net realized and unrealized gain/(loss) on investments	(0.71)		0.59	1.02	0.14
Total from investment operations	(0.60)		0.79	1.09	0.16
Less distributions from:
Net investment income	—		—	(0.04)	—
Net realized gains	(1.09)		(0.41)	(0.11)	—
Total distributions	(1.09)		(0.41)	(0.15)	—
Net Asset Value, End of Period	$9.79		$11.48	$11.10	$10.16
Total Return (3)	(4.76	)% (4)	7.29%	10.89%	1.60	% (4)
Net Assets, At End of Period (5)	$11.52		$12.09	$11.27	$10.16
Ratio of gross expenses to average net assets (6,8)	2.25	% (7)	2.19%	1.70%	4.22	% (7)
Ratio of net expenses to average net assets (8)	1.70	% (7)	1.70%	1.70%	1.70	% (7)
Ratio of net investment income to average net assets (8,9)	2.11	% (7)	0.21%	0.65%	0.27	% (7)
Portfolio Turnover Rate	52	% (4)	217%	144%	52	% (4)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not annualized.

(5)	Actual net asset amount.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Asset Allocator Fund
	Investor Class
	Six Months Ended				Period Ended
	March 31, 2019		Year Ended	Year Ended	September 30, 2016
	(Unaudited)		September 30, 2018	September 30, 2017	(1)

Net Asset Value, Beginning of Period	$11.29		$11.00	$10.11	$10.00
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.09)	(0.02)	(0.00	) (3)
Net realized and unrealized gain/(loss) on investments	(0.60)		0.79	1.03	0.11
Total from investment operations	(0.62)		0.70	1.01	0.11
Less distributions from:
Net investment income	—		—	(0.01)	—
Net realized gains	(1.09)		(0.41)	(0.11)	—
Total distributions	(1.09)		(0.41)	(0.12)	—
Net Asset Value, End of Period	$9.58		$11.29	$11.00	$10.11
Total Return (4)	(5.02	)% (5)	6.51%	10.09%	1.10	% (5)
Net Assets, At End of Period (000s)	$13,525		$14,047	$14,186	$8,083
Ratio of gross expenses to average net assets (6,8)	3.25	% (7)	3.19%	3.15%	5.22	% (7)
Ratio of net expenses to average net assets (8)	2.70	% (7)	2.70%	2.70%	2.70	% (7)
Ratio of net investment income/(loss) to average net assets (8,9)	(0.30	)% (7)	(0.79)%	(0.16)%	0.01	% (7)
Portfolio Turnover Rate	52	% (5)	217%	144%	52	% (5)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Defender Fund
	Class A
	Six Months Ended				Period Ended
	March 31, 2019		Year Ended	Year Ended	September 30, 2016
	(Unaudited)		September 30, 2018	September 30, 2017	(1)

Net Asset Value, Beginning of Period	$10.97		$10.70	$9.86	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.01		(0.01)	0.05	0.04
Net realized and unrealized gain/(loss) on investments	(0.55)		0.56	0.89	(0.18	) (3)
Total from investment operations	(0.54)		0.55	0.94	(0.14)
Less distributions from:
Net investment income	—		—	(0.05)	—
Net realized gains	(0.64)		(0.28)	(0.05)	—
Total distributions	(0.64)		(0.28)	(0.10)	—
Net Asset Value, End of Period	$9.79		$10.97	$10.70	$9.86
Total Return (4)	(4.64	)% (5)	5.23%	9.59%	(1.40	)% (5)
Net Assets, At End of Period (000s)	$7,848		$7,533	$6,473	$3,252
Ratio of gross expenses to average net assets (6,8)	2.46	% (7)	2.53%	2.98%	7.04	% (7)
Ratio of net expenses to average net assets (8)	1.95	% (7)	1.95%	1.95%	1.95	% (7)
Ratio of net investment income/(loss) to average net assets (8,9)	0.29	% (7)	(0.07)%	0.52%	0.57	% (7)
Portfolio Turnover Rate	51	% (5)	249%	152%	47	% (5)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Defender Fund
	Institutional Class
	Six Months Ended				Period Ended
	March 31, 2019		Year Ended	Year Ended	September 30, 2016
	(Unaudited)		September 30, 2018	September 30, 2017	(1)

Net Asset Value, Beginning of Period	$10.97		$10.70	$9.86	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.10		0.19	0.05	(0.02)
Net realized and unrealized gain/(loss) on investments	(0.63)		0.36	0.89	(0.12	) (3)
Total from investment operations	(0.53)		0.55	0.94	(0.14)
Less distributions from:
Net investment income	—		—	(0.05)	—
Net realized gains	(0.64)		(0.28)	(0.05)	—
Total distributions	(0.64)		(0.28)	(0.10)	—
Net Asset Value, End of Period	$9.80		$10.97	$10.70	$9.86
Total Return (4)	(4.64	)% (5)	5.23%	9.59%	(1.40	)% (5)
Net Assets, At End of Period (6)	$10.85		$11.38	$10.81	$9.86
Ratio of gross expenses to average net assets (7,9)	2.21	% (8)	2.28%	1.70%	6.79	% (8)
Ratio of net expenses to average net assets (9)	1.70	% (8)	1.70%	1.70%	1.70	% (8)
Ratio of net investment income/(loss) to average net assets (9,10)	2.05	% (8)	0.17%	0.47%	(0.29	)% (8)
Portfolio Turnover Rate	51	% (5)	249%	152%	47	% (5)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Actual net asset amount.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

(9)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Defender Fund
	Investor Class
	Six Months Ended				Period Ended
	March 31, 2019		Year Ended	Year Ended	September 30, 2016
	(Unaudited)		September 30, 2018	September 30, 2017	(1)

Net Asset Value, Beginning of Period	$10.79		$10.60	$9.81	$10.00
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.09)	(0.02)	(0.00	) (3)
Net realized and unrealized gain/(loss) on investments	(0.55)		0.56	0.87	(0.19	) (4)
Total from investment operations	(0.57)		0.47	0.85	(0.19)
Less distributions from:
Net investment income	—		—	(0.01)	—
Net realized gains	(0.64)		(0.28)	(0.05)	—
Total distributions	(0.64)		(0.28)	(0.06)	—
Net Asset Value, End of Period	$9.58		$10.79	$10.60	$9.81
Total Return (5)	(5.10	)% (6)	4.51%	8.78%	(1.90	)% (6)
Net Assets, At End of Period (000s)	$7,311		$7,744	$6,711	$3,407
Ratio of gross expenses to average net assets (7,9)	3.21	% (8)	3.28%	3.74%	7.79	% (8)
Ratio of net expenses to average net assets (9)	2.70	% (8)	2.70%	2.70%	2.70	% (8)
Ratio of net investment loss to average net assets (9,10)	(0.46	)% (8)	(0.83)%	(0.24)%	(0.03	)% (8)
Portfolio Turnover Rate	51	% (6)	249%	152%	47	% (6)

(1)	The Funds commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01.

(4)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Total returns shown exclude the effect of applicable sales charges.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

(9)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Funds invest.

(10)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”) and the Absolute Capital Defender Fund (the “Defender Fund”), comprising the Absolute Funds (each a “Fund” and collectively, the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of each of the Allocator Fund and the Defender Fund is to seek long-term capital appreciation. The Funds commenced operations on December 18, 2015.

Each Fund offers Class A, Institutional Class, and Investor Class shares. Institutional Class shares are not currently available for sale. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non -traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Funds’ assets and liabilities measured at fair value:

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$508,083	$—	$—	$508,083
Exchange Traded Funds	12,622,562	—	—	12,622,562
Total Investments	$13,130,645	$—	$—	$13,130,645

Defender Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$307,558	$—	$—	$307,558
Exchange Traded Funds	10,821,701	—	—	10,821,701
Total Investments	$11,129,259	$—	$—	$11,129,259

*	Refer to the Portfolios of Investments for classification.

The Funds did not hold any Level 3 securities during the six months ended March 31, 2019.

There were no transfers into or out of any Level during the current period. It is each Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of index fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for the open tax periods ended September 30, 2016 and September 30, 2017, or expected to be taken in each Fund’s September 30, 2018 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – The Funds consider their investment in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2019, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Absolute Capital	Absolute Capital
	Allocator Fund	Defender Fund
Purchases	$6,052,786	$5,330,032
Sales	$6,206,691	$7,047,051

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: The Underlying Funds in which the Funds invest may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Funds may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Management Risk: The net asset value of the Funds change daily based on the performance of the securities and derivatives in which they invest. The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Funds invest (long or short) may prove to be incorrect and may not produce the desired results.

●	Market Risk: The net asset value of the Funds will fluctuate based on changes in the value of the securities and derivatives in which the Funds invest. The Funds invest in securities and derivatives, which may be more volatile and

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

●	Underlying Funds Risk: The Funds invest in Underlying Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to a Fund’s direct fees and expenses. When the Funds invest in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Funds to lose money if the value of a security sold short by a Fund, or an Underlying Fund in which the Fund invests, does not go down as the adviser expects.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Funds’ returns, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Funds’ realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Allocator Fund and Defender Fund accrued $75,630 and $76,546, respectively, in advisory fees for the six months ended March 31, 2019.

The Advisor has entered into a contractual agreement (the “Waiver Agreement”) with each Fund under which it has agreed to waive and/or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, dividend expense, front end or contingent deferred loads, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.95%, 1.70% and 2.70% for Class A, Institutional Class and Investor Class, respectively, of the average daily net assets of each Fund through January 31, 2020. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2019, the Advisor waived fees and/or reimbursed expenses in the amount of $41,876 and $38,693 for the Allocator Fund and Defender Fund, respectively, pursuant to the Waiver Agreement. Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire September 30 of the following years:

	Allocator Fund	Defender Fund
2019	$107,416	$114,536
2020	$72,440	$104,261
2021	$81,211	$87,290

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended March 31, 2019, pursuant to the Plans, Allocator Fund Class A and Investor Class paid $2,423 and $65,937, respectively. Defender Fund Class A and Investor Class paid $9,709 and $37,709, respectively.

The Distributor acts as each Fund’s principal underwriter in the continuous public offering of the Funds’ Class A, Institutional Class, and Investor Class shares. During the six months ended March 31, 2019, the Distributor received $259 and $0 in underwriting commissions for sales of Class A for the Allocator Fund and Defender Fund, respectively, of which $34 and $0 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Asset Allocator Fund	$13,031,730	$222,753	$(123,838)	$98,915
Defender Fund	11,020,758	172,218	(63,717)	108,501

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended September 30, 2018 and September 30, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2018	Income	Capital Gains	Capital	Total
Asset Allocator Fund	$366,966	$265,901	$—	$632,867
Defender Fund	263,715	95,816	—	359,531

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2017	Income	Capital Gains	Capital	Total
Asset Allocator Fund	$164,405	$—	$—	$164,405
Defender Fund	72,561	93	—	72,654

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Net Investment	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Asset Allocator Fund	$361,228	$1,185,722	$—	$—	$—	$651,684	$2,198,634
Defender Fund	123,975	843,657	—	—	—	385,199	1,352,831

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses to reduce short-term capital gains, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended September 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Asset Allocator Fund	$—	$112,374	$(112,374)
Defender Fund	—	72,246	(72,246)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2019, beneficial ownership in excess of 25% is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Asset Allocator	National Financial Services LLC	56%

Defender	National Financial Services LLC	40%
	Charles Schwab & Co.	34%

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Absolute Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Absolute Capital Asset Allocator Fund or Absolute Capital Defender Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
		Beginning
	Fund’s	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period *	Account Value	During *
	Expense Ratio	10/1/2018	3/31/2019	10/1/18-3/31/19	3/31/2019	10/1/18-3/31/19
Class A:
Absolute Capital Asset Allocator Fund	1.95%	$1,000.00	$952.40	$9.49	$1,015.21	$9.80
Absolute Capital Defender Fund	1.95%	$1,000.00	$953.60	$9.50	$1,015.21	$9.80
Institutional Class:
Absolute Capital Asset Allocator Fund	1.70%	$1,000.00	$952.40	$8.27	$1,016.45	$8.55
Absolute Capital Defender Fund	1.70%	$1,000.00	$953.60	$8.28	$1,016.45	$8.55
Investor Class:
Absolute Capital Asset Allocator Fund	2.70%	$1,000.00	$949.80	$13.13	$1,011.47	$13.54
Absolute Capital Defender Fund	2.70%	$1,000.00	$949.00	$13.12	$1,011.47	$13.54

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-645-5462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-594-1249.

INVESTMENT ADVISOR
Absolute Capital Management, LLC
101 Pennsylvania Blvd.
Pittsburgh, PA 15228

ADMINISTRATOR
Gemini Fund Services, LLC
17645 Wright Street, Ste. 200
Omaha, NE 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Brian Curley, President/Principal Executive Officer

Date 6/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Brian Curley, President/Principal Executive Officer

Date 6/7/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/Principal Financial Officer

Date 6/7/19